Derivative Liabilities (Details 1) - Level 3 [Member]	12 Months Ended
Mar. 31, 2016 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Issuance of derivative warrant liabilities	206,715
Change in fair value of derivative warrant liabilities	106,994
Balance at end	$ 313,709